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                                     [LOGO]

                           BERKELEY MONEY MARKET FUND

                               SEMI-ANNUAL REPORT

                                 April 30, 1998
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                                     [LOGO]

Dear Shareholder:

We welcome the opportunity to provide you with a summary of the economic developments that have affected the performance of the Berkeley Money Market Fund (the "Fund") and our investment strategy.

Since the Fund was launched on March 23, 1998, developments in foreign economies have had a greater than usual impact on the U.S. financial markets. In particular, the ebbs and flows of investor anxiety regarding the Asian crisis have played a large role in determining long-term interest rate movements in this country. When worries rose that the Asian crisis might spread, a "flight to quality" was triggered that resulted in large investment flows into the U.S. Treasury market, driving interest rates lower. When these fears eased, a reversal of the flows resulted in higher U.S. interest rates. Throughout this period, and in subsequent months, concern over the potential impact of the Asian crisis on our economy led the Federal Reserve Bank to follow a "hands off" approach to monetary policy. Thus, short-term interest rates have been relatively stable despite robust economic growth over the last year.

We continue to believe that ultimately a strong domestic economy will shrug off the impact from the Asian slump. We expect it is likely, however, that while the Asian crisis persists the Federal Reserve Board will adopt a passive strategy with respect to monetary policy, neither raising or lowering short-term interest rates. Based on this current investment outlook, we are keeping the average maturity of the Fund at a relatively neutral position.

As of April 30, 1998, the SEC 7 day effective yield was 4.94% and the 7 day yield was 4.82%. The current SEC 7 day effective yield of 5.17% and the 7 day yield of 5.04%, as of June 22, 1998, are more representative of what the Fund may earn until the next action by the Federal Reserve Board changes the level of short-term interest rates.

Thank you for your investment in Berkeley Money Market Fund.

Sincerely,

/s/ William F. Cox

William F. Cox
Portfolio Manager
June 22, 1998

BERKELEY MONEY MARKET FUND
----------------------------------------------------------------------

Schedule of Investments
April 30, 1998
(Unaudited)

                                                            PRINCIPAL   AMORTIZED
                                                             AMOUNT        COST
                                                           -----------  ----------
COMMERCIAL PAPER - 89.5%
ASSET BACKED SECURITIES - 10.3%
Frigate Funding Corp., 5.54%, 5/19/98                       $4,000,000  $3,988,920
KZH Holding Corp III, 5.60%, 5/4/98                         3,516,000    3,514,359
Market Street Funding, 5.56%, 5/12/98                       4,000,000    3,993,204
                                                                        ----------
                                                                        11,496,483
                                                                        ----------
AUTOMOTIVE - 12.3%
Ford Motor Credit Co., 5.51%, 5/11/98                       4,000,000    3,993,878
General Motors Acceptance Corp., 5.53%, 5/8/98              4,000,000    3,995,699
Paccar Financial Corp., 5.52%, 5/4/98                       1,500,000    1,499,310
TRW, Inc., 5.51%, 5/26/98                                   2,400,000    2,390,817
TRW, Inc., 5.52%, 5/18/98                                   2,000,000    1,994,787
                                                                        ----------
                                                                        13,874,491
                                                                        ----------
BANKING - 3.6%
UBS Finance, Inc., 5.49%, 5/22/98                           4,000,000    3,987,190
                                                                        ----------
BROKERAGE FIRM - 7.2%
Goldman Sachs Group, L.P., 5.53%, 5/15/98                   4,000,000    3,991,398
Merrill Lynch & Co., Inc., 5.50%, 6/12/98                   3,000,000    2,980,750
Merrill Lynch & Co., Inc., 5.52%, 5/15/98                   1,000,000      997,853
                                                                        ----------
                                                                         7,970,001
                                                                        ----------
CONSUMER PRODUCTS - 6.3%
Conagra, Inc., 5.62%, 5/15/98                               1,000,000      997,815
Nike, Inc., 5.51%, 5/18/98                                  2,000,000    1,994,796
Procter & Gamble Co., 5.48%, 5/12/98                        4,035,000    4,028,244
                                                                        ----------
                                                                         7,020,855
                                                                        ----------

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

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                                       2
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BERKELEY MONEY MARKET FUND
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SCHEDULE OF INVESTMENTS
April 30, 1998
(Unaudited)

                                                            PRINCIPAL   AMORTIZED
                                                             AMOUNT        COST
                                                           -----------  ----------
ENERGY - 3.6%
Chevron USA, Inc., 5.50%, 5/7/98                            $4,000,000  $3,996,333
                                                                        ----------
FINANCIAL SERVICES - 16.9%
American Express Credit, 5.49%, 6/8/98                      4,000,000    3,976,820
Associates First Capital, 5.51%, 5/8/98                     4,000,000    3,995,714
CIT Group, Inc., 5.40%, 5/20/98                             1,330,000    1,326,210
General Electric Capital Corp., 5.50%, 5/22/98              3,500,000    3,488,771
General Electric Capital Corp., 5.54%, 5/1/98               1,000,000    1,000,000
Heller Financial, 5.72%, 5/18/98                            1,000,000      997,299
Household Finance Corp., 5.52%, 5/5/98                      2,000,000    1,998,773
Household Finance Corp., 5.52%, 5/6/98                      2,000,000    1,998,467
                                                                        ----------
                                                                        18,782,054
                                                                        ----------
HEALTH CARE - 3.6%
Holy Cross Health Systems, 5.53%, 5/1/98                    4,000,000    4,000,000
                                                                        ----------
MANUFACTURING - 3.6%
Deere & Company, 5.50%, 5/12/98                             4,000,000    3,993,278
                                                                        ----------
MEDICAL-DRUGS - 2.8%
Merck & Co., Inc., 5.52%, 5/18/98                           3,100,000    3,091,919
                                                                        ----------
RETAIL - 3.6%
Sears Credit Corp., 5.53%, 5/15/98                          4,000,000    3,991,398
                                                                        ----------
TECHNOLOGY - 6.3%
IBM Credit Corp, 5.50%, 5/7/98                              4,000,000    3,996,333
Motorola, Inc., 5.49%, 5/7/98                               3,000,000    2,997,255
                                                                        ----------
                                                                         6,993,588
                                                                        ----------

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

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                                       3
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BERKELEY MONEY MARKET FUND
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SCHEDULE OF INVESTMENTS
April 30, 1998
(Unaudited)

                                                            PRINCIPAL   AMORTIZED
                                                             AMOUNT        COST
                                                           -----------  ----------
TRANSPORTATION - 4.0%
International Lease Finance Corp., 5.50%, 5/14/98           $3,500,000  $3,493,049
United Parcel Service, 5.47%, 5/15/98                       1,000,000      997,873
                                                                        ----------
                                                                         4,490,922
                                                                        ----------
UTILITY - 5.4%
Airtouch Communications, Inc., 5.66%, 6/1/98                1,000,000      995,126
GTE Corporation, 5.64%, 5/8/98                              4,000,000    3,995,613
PG&E Corporation, 5.55%, 5/6/98                             1,000,000      999,229
                                                                        ----------
                                                                         5,989,968
                                                                        ----------
TOTAL COMMERCIAL PAPER                                                  99,678,480
                                                                        ----------

CORPORATE NOTES/BONDS - 8.1%
BANKING - 7.2%
Banco Latinoamericano, 6.50%, 10/19/98                      1,000,000    1,001,329
First Union Corp., 5.83%, 4/29/99                           4,000,000    4,000,000
Keycorp, 8.40%, 4/1/99                                      3,000,000    3,064,849
                                                                        ----------
                                                                         8,066,178
                                                                        ----------
TRANSPORTATION - 0.9%
Quantas Airlines, 6.63%, 6/30/98                            1,000,000    1,000,978
                                                                        ----------
TOTAL CORPORATE NOTES/BONDS                                              9,067,156
                                                                        ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%
FHLMC Discount Note, 5.30%, 5/7/98                          1,500,000    1,498,675
                                                                        ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                 1,498,675
                                                                        ----------

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

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                                       4
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BERKELEY MONEY MARKET FUND
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SCHEDULE OF INVESTMENTS
April 30, 1998
(Unaudited)

                                                            NUMBER OF   AMORTIZED
                                                             SHARES        COST
                                                           -----------  ----------
INVESTMENT COMPANIES - 1.5%
Fidelity Institutional Money Market Fund                    1,635,525   $1,635,525
                                                                        ----------
TOTAL INVESTMENT COMPANIES                                               1,635,525
                                                                        ----------

TOTAL INVESTMENTS - 100.4%                                              111,879,836

LIABILITIES LESS OTHER ASSETS - (0.4)%                                    (466,985)
                                                                        ----------

NET ASSETS - 100.0%                                                     $111,412,851
                                                                        ----------
                                                                        ----------

Abbreviation
-----------------------------------------------

FHLMC  Federal Home Loan Mortgage Corporation

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

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                                       5
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BERKELEY MONEY MARKET FUND
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Statement of Assets and Liabilities
April 30, 1998
(Unaudited)

ASSETS
Investments, at value based on amortized cost                                   $111,879,836
Interest receivable                                                                  59,501
Organization expenses, net                                                           92,525
Cash                                                                                    989
                                                                                -----------
TOTAL ASSETS                                                                    112,032,851
                                                                                -----------

LIABILITIES
Dividends payable                                                                   461,464
Payable to Investment Manager                                                       127,648
Accrued expenses and other liabilities                                               30,888
                                                                                -----------
TOTAL LIABILITIES                                                                   620,000
                                                                                -----------

NET ASSETS                                                                      $111,412,851
                                                                                -----------
                                                                                -----------

CAPITAL STOCK
$0.01 par value; unlimited number shares authorized
Shares issued and outstanding                                                   111,412,851
                                                                                -----------
                                                                                -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                              $1.00
                                                                                -----------
                                                                                -----------

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

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                                       6
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BERKELEY MONEY MARKET FUND
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Statement of Operations
For the Period Beginning March 23, 1998(1) through April 30, 1998
(Unaudited)

INVESTMENT INCOME:
Interest income                                                                     $ 675,961
                                                                                    ---------

EXPENSES:
Investment management fees                                                             29,950
Shareholder servicing fees                                                             29,950
Fund accounting and administration fees                                                13,806
Transfer agent fees                                                                     2,067
Custodian fees                                                                          1,053
Registration and filing fees                                                            7,293
Professional fees                                                                       3,042
Amortization of organization costs                                                      2,020
Trustees' fees and expenses                                                               624
Other                                                                                   3,003
                                                                                    ---------
TOTAL EXPENSES BEFORE REDUCTION                                                        92,808
Less fee reduction and reimbursable expenses by Manager                               (17,335)
                                                                                    ---------
NET EXPENSES                                                                           75,473
                                                                                    ---------

NET INVESTMENT INCOME                                                               $ 600,488
                                                                                    ---------
                                                                                    ---------

  (1) COMMENCEMENT OF OPERATIONS

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

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                                       7
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BERKELEY MONEY MARKET FUND
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Statement of Changes in Net Assets
For the Period March 23, 1998(1) through April 30, 1998
(Unaudited)

OPERATIONS:
Net investment income                                                           $   600,488
                                                                                -----------
Net increase in net assets resulting from operations                                600,488
                                                                                -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                              (600,488)
                                                                                -----------

FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                       133,195,246
Reinvestment of dividends                                                           139,023
Cost of shares redeemed                                                         (22,021,418)
                                                                                -----------
Increase in net assets resulting from fund share transactions                   111,312,851
                                                                                -----------

TOTAL INCREASE IN NET ASSETS                                                    111,312,851
                                                                                -----------
                                                                                -----------

NET ASSETS:
Beginning of period                                                                 100,000
                                                                                -----------

End of period                                                                   $111,412,851
                                                                                -----------
                                                                                -----------

  (1) COMMENCEMENT OF OPERATIONS

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

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                                       8
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BERKELEY MONEY MARKET FUND
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Financial Highlights for a Share Outstanding Throughout Each Period
For the Period Beginning March 23, 1998(1) through April 30, 1998
(Unaudited)

NET ASSET VALUE AT BEGINNING OF PERIOD                                                $1.00
                                                                                -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                  0.01
                                                                                -----------
Total from investment operations                                                       0.01
                                                                                -----------

LESS DISTRIBUTION TO SHAREHOLDERS:
Dividends from net investment income                                                 ($0.01)
                                                                                -----------
Total distributions                                                                  ($0.01)
                                                                                -----------

NET ASSET VALUE AT END OF PERIOD                                                      $1.00
                                                                                -----------
                                                                                -----------

TOTAL RETURN (NOT ANNUALIZED)                                                         0.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period                                                     $111,412,851
Ratio of net expenses to average net assets(2)                                        0.63%
Ratio of net investment income to average net assets(2)                               5.01%

  (1) COMMENCEMENT OF OPERATIONS.

  (2) ANNUALIZED. NET OF FEES WAIVED AMOUNTING TO 0.14% OF AVERAGE NET ASSETS.

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

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                                       9

                                 BERKELEY FUNDS
                           BERKELEY MONEY MARKET FUND

                 Notes to the Financial Statements (Unaudited)

                                 April 30, 1998

1.  ORGANIZATION

    Berkeley Money Market Fund (the "Fund"), formerly named Berkeley Capital Management Money Market Fund, is a diversified investment portfolio of Berkeley Funds (the "Trust"), an open-end, management investment company. The Trust, formerly named Berkeley Capital Management Funds, is a business trust organized under the laws of Delaware on October 28, 1996 and is registered under the Investment Company Act of 1940, as amended. Berkeley Money Market Fund commenced operations on March 23, 1998.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    VALUATION OF SECURITIES
    Securities are stated at amortized cost, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION
    The Fund recognizes interest income on an accrual basis. Discounts and premiums are amortized over the life of the respective securities. Investment and shareholder transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis. Permanent book and tax basis differences relating to shareholder distributions will be reclassified to capital stock.

    DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

    FEDERAL INCOME TAXES
    The Fund intends to comply with the requirements necessary to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions of income and realized net capital gains, if any, to shareholders sufficient to

                                 BERKELEY FUNDS
                           BERKELEY MONEY MARKET FUND

           Notes to the Financial Statements (Unaudited) (Continued)

                                 April 30, 1998

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) relieve it from all or substantially all federal income taxes. Accordingly, no federal income tax provision is required.

    ORGANIZATION COSTS
    Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized on a straight line basis over the period of benefit, but not to exceed 60 months from the Fund's commencement of operations. These costs were advanced by Berkeley Capital Management (the "Manager") and are to be reimbursed by the Fund. In the event that any of the initial shares purchased by Berkeley International Securities Corporation, an affiliate of the Manager, are redeemed during the amortization period, the Fund will be reimbursed for any remaining unamortized costs in the same proportion as the number of initial shares redeemed bears to the total number of initial shares outstanding at the time of such redemption.

3.  INVESTMENT MANAGEMENT AND SHAREHOLDER SERVICE AGREEMENTS

    The Trust has an agreement with the Manager, with whom certain officers and trustees of Berkeley Funds are affiliated, to furnish investment management services to the Fund. Under the terms of this agreement, the Manager will receive an annual fee of 0.25% of the Fund's average daily net assets. The investment management agreement (the "Agreement") allows the Manager to voluntarily reduce any portion of its management fee under the Agreement and to reimburse all or a portion of the Fund's expenses. The Agreement permits the Manager to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Fund within the three-year period following such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. At such time as it appears probable that the Manager will seek such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period. On April 30, 1998, the amount of expense reductions eligible for reimbursement was $17,335.

    Pursuant to a shareholder services agreement, the Manager will provide, or arrange for others to provide, certain specified shareholder services to shareholders of the Fund. As compensation for the provision of shareholder services, the Fund will pay the Manager up to 0.25% of the Fund's average daily net assets on an annual basis, payable monthly.

4.  FEE REDUCTION AND REIMBURSABLE EXPENSES

    For the period beginning March 23, 1998 through April 30, 1998, the Manager voluntarily reduced its management fee by $17,335.

                                       11
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               BERKELEY MONEY MARKET FUND

                   This report and the financial statements contained herein are provided for the general information of the shareholders of the Berkeley Funds. This report is not authorized for distribution to prospective investors in the Berkeley Funds unless preceded or accompanied by an effective prospectus.

                   Please remember that money market yields fluctuate and past performance is no guarantee of future results. The Fund seeks to maintain a stable $1.00 share price to protect your principal; as with all money funds, there can be no assurance that the Fund will be able to maintain a $1.00 net asset value per share. It is also important to understand that your investment in the Fund is not insured or guaranteed by the U.S. Government.

                   For more information on Berkeley Funds,
                   including charges and expenses, please
                   call 888-889-0799 for a free prospectus.
                   Read it carefully before you invest or
                   send money.

                                     [LOGO]

                                 Berkeley Funds
                       650 California Street, Suite 2800
                            San Francisco, CA 94108